Deposits, Prepayments and Other Current Assets - Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule Of Deposits Prepayments And Other Current Assets Abstract
Disposal proceeds receivable		$ 0	$ 1,060,078
Prepaid expenses	[1]	934,333	0
Other current assets		0	156,511
Deposits, prepayments and other current assets		$ 934,333	$ 1,216,589

[1]	Prepaid expenses totaled US$934,333 as of June 30, 2026, mainly consisted of the current portion of long-term unamortized expenses to be amortized over the following twelve months.